Trading Advisor - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Trading Advisors [Abstract]
Management fee, monthly basis	0.146%
Management fee, annual basis	1.75%
Incentive fee, monthly trading profits basis	20.00%